Notes to the Consolidated Statements of Operations - General and administrative expenses (Details) - EUR (€) € in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2024	Jun. 30, 2023
Notes to the Consolidated Statements of Operations
Amortization and depreciation			€ (9,993)	€ (11,489)
General and administrative expenses | Operative expenses
Notes to the Consolidated Statements of Operations
Personnel	€ (4,986)	€ (6,644)	(11,157)	(15,742)
Maintenance and lease	(1,260)	(1,614)	(2,304)	(2,915)
Third-party services	(4,688)	(5,871)	(12,307)	(12,873)
Legal and other professional services	(2,298)	(4,446)	(3,799)	(6,074)
Amortization and depreciation	(2,225)	(2,965)	(4,456)	(6,071)
Other	(474)	(705)	(1,027)	(1,857)
Total	€ (15,931)	€ (22,245)	€ (35,050)	€ (45,532)